Commitments- Capital commitments (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Capital expenditures
Capital commitments
Contracted but not provided for	¥ 24,554	¥ 9,232
Purchase of property and equipment
Capital commitments
Contracted but not provided for	15,572	5,656
Construction of corporate campuses
Capital commitments
Contracted but not provided for	¥ 8,982	¥ 3,576